Income Taxes - Schedule of Changes in Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefit
Balance on January 1	$ 0	$ 81	$ 275	$ 561
Additions for tax positions of the current year	0	0	0	0
Additions for tax positions of the prior years	0	0	0	0
Settlement with the taxing authority	0	0	0	0
Lapse of statute of limitations	0	(81)	(194)	(286)
Balance on December 31	$ 0	$ 0	$ 81	$ 275